Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Receivables from contracts with customers [abstract]
Schedule of Revenue from Contracts with Customers Allocated to Geographical Areas and Revenue Streams	The following tables disaggregate the Company's revenue from contracts with customers by geographic market (in USD thousands):

	Year ended December 31,
	2022	2021	2020
EMEA	$34,878	$31,583	$22,073
NORAM	6,732	4,730	2,923
LATAM	3,003	2,295	2,131
APAC	2,947	1,842	1,273
Total revenue	$47,560	$40,450	$28,400
Revenue streams
The Company’s revenue from contracts with customers has been allocated to the revenue streams indicated in the table below (in USD thousands):

	Year ended December 31,
	2022	2021	2020
SOPHiA DDM Platform	$45,679	$39,465	$27,221
Workflow equipment and services	1,881	985	1,179
Total revenue	$47,560	$40,450	$28,400